Financial Assets - non-current (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial Assets - non-current
Non-current financial assets held at fair value through profit or loss	$ 17,458	$ 6,307
Non-current financial assets held at fair value through OCI	100,563
Total financial assets - non-current	$ 118,021	$ 6,307